UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21148

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Bond Funds
Semiannual Report
March 31, 2024

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2024
Eaton Vance
Municipal Bond Funds

Eaton Vance
Municipal Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	10.88%	3.07%	1.15%	3.66%
Fund at Market Price	—	18.31	4.10	0.80	3.55

Bloomberg Municipal Bond Index	—	7.48%	3.13%	1.59%	2.66%
% Premium/Discount to NAV[3]
As of period end	(9.29)%
Distributions [4]
Total Distributions per share for the period	$0.240
Distribution Rate at NAV	4.92%
Taxable-Equivalent Distribution Rate at NAV	8.31
Distribution Rate at Market Price	5.43
Taxable-Equivalent Distribution Rate at Market Price	9.17
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	29.16%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	10.81%	3.89%	1.08%	3.21%
Fund at Market Price	—	19.02	9.36	2.09	3.40

Bloomberg Municipal Bond Index	—	7.48%	3.13%	1.59%	2.66%
% Premium/Discount to NAV[3]
As of period end	(8.87)%
Distributions [4]
Total Distributions per share for the period	$0.203
Distribution Rate at NAV	4.43%
Taxable-Equivalent Distribution Rate at NAV	9.66
Distribution Rate at Market Price	4.86
Taxable-Equivalent Distribution Rate at Market Price	10.60
% Total Leverage[5]
RIB Financing	26.35%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Paul Metheny, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	13.05%	3.51%	0.02%	2.52%
Fund at Market Price	—	19.72	4.08	0.22	2.51

Bloomberg Municipal Bond Index	—	7.48%	3.13%	1.59%	2.66%
% Premium/Discount to NAV[3]
As of period end	(9.59)%
Distributions [4]
Total Distributions per share for the period	$0.207
Distribution Rate at NAV	4.40%
Taxable-Equivalent Distribution Rate at NAV	9.11
Distribution Rate at Market Price	4.87
Taxable-Equivalent Distribution Rate at Market Price	10.08
% Total Leverage[5]
RIB Financing	30.90%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit, and the Fund’s distributions should not be used as a measure of performance or confused with “yield” or “income”. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Board of Trustees of each Fund voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.1%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 8,763,643
Total Corporate Bonds (identified cost $13,890,000)		$ 8,763,643

Tax-Exempt Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Housing — 0.3%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,022	$ 2,834,934
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,871,110)		$ 2,834,934

Tax-Exempt Municipal Obligations — 139.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 7.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,687,550
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	7,000	7,722,680
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	300	339,450
Texas Water Development Board:
4.00%, 10/15/37(1)	4,875	4,970,209
4.00%, 10/15/47(1)	2,900	2,818,800
5.00%, 10/15/47(1)	20,000	21,829,600
5.00%, 4/15/49(1)	10,700	11,227,403
5.00%, 10/15/58	2,000	2,162,620
		$ 58,758,312
Education — 4.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 259,233
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,650,429
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	6,170,397
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Health and Educational Facilities Authority, (Boston College): (continued)
5.50%, 6/1/30	$8,225	$ 9,456,529
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,941,700
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,798,900
		$ 38,277,188
Electric Utilities — 6.4%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,948,000
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	7,165	5,517,050
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 3.95%, 10/1/42(2)	1,000	1,000,000
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	10,921,800
San Antonio, TX, Electric & Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	11,061,400
Seattle, WA, Municipal Light and Power Improvement Revenue:
4.00%, 7/1/47	2,500	2,444,800
5.00%, 3/1/53(1)	9,000	9,701,010
		$ 51,594,060
Escrowed/Prerefunded — 0.0%(3)
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 175,354
		$ 175,354
General Obligations — 28.9%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	$1,900	$ 1,800,003
Aledo Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	255	273,424
5.00%, 2/15/53(1)	9,000	9,650,340
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,823,000
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,725,200
California, 5.25%, 9/1/53(1)	10,000	11,259,400
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,206,080
Chicago, IL, 5.00%, 1/1/44	6,880	7,088,808
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	10,891,200

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Crowley Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/53	$2,000	$ 2,194,940
Dallas Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,000	2,842,110
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)	10,000	10,842,700
District of Columbia, 4.00%, 2/1/46	5,000	4,946,450
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	4,500	4,355,190
Illinois:
4.00%, 11/1/38	13,000	12,929,930
5.50%, 5/1/39	810	891,761
5.50%, 3/1/47	4,000	4,369,480
5.75%, 5/1/45	830	908,618
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,208,394
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	10,000	10,809,800
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	5,110	4,974,789
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)	10,000	10,773,100
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,678,600
Massachusetts, 5.00%, 5/1/53(1)	10,000	10,726,300
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,834,500
New York, NY:
4.00%, 9/1/46	5,000	4,882,250
5.25%, 5/1/41(1)	7,100	8,032,940
5.25%, 5/1/42(1)	3,125	3,510,656
5.25%, 10/1/47	4,000	4,402,520
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,475,615
Renton School District No. 403, WA, 4.00%, 12/1/39	2,500	2,555,925
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,747,720
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,766,299
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,269,024
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,698,800
		$ 234,345,866
Hospital — 11.5%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 867,987
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	7,500	7,857,075
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Brevard County Health Facilities Authority, FL, (Health First Obligated Group): (continued)
5.00%, 4/1/52	$7,510	$ 7,852,306
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	10,708,252
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,295,240
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	5,000	4,825,200
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	250,470
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,175	2,536,349
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/53	5,000	5,377,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	5,000	5,027,100
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 3/1/51	7,000	6,512,520
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,763,600
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,020,150
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,050	4,277,893
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,840,283
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,556,928
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,138,420
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54(4)	5,000	4,747,400
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	10,150	10,245,004
		$ 93,699,177
Housing — 5.7%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,237,235
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,842,510
New York City Housing Development Corp., NY:
4.80%, 2/1/53	5,000	5,082,450

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
4.95%, 11/1/58	$1,575	$ 1,606,547
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,995	4,968,526
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,350	6,370,510
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,783,819
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,880	3,863,355
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	893,930
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	2,000	1,994,400
4.95%, 7/1/53	975	995,329
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54(4)	1,810	1,889,441
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	5,009,350
		$ 46,537,402
Industrial Development Revenue — 2.8%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,906,416
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,701,866
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	13,084,010
		$ 22,692,292
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$470	$ 472,829
		$ 472,829
Insured - Education — 2.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 855,463
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,268,441
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	18,787,599
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Massachusetts Development Finance Agency, (College of the Holy Cross): (continued)
(AMBAC), 5.25%, 9/1/32(1)	$750	$ 886,215
		$ 21,797,718
Insured - Electric Utilities — 3.1%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,424,400
(NPFG), 0.00%, 11/15/38	1,000	526,380
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	10,949,900
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,512,250
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	372,330
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,683,220
		$ 25,468,480
Insured - Escrowed/Prerefunded — 0.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,490,416
		$ 1,490,416
Insured - General Obligations — 4.3%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,159,520
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	790,870
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,351,000
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,813,807
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,201,302
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,238,451
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,088,624
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,801,167
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	4,165	4,052,795
		$ 34,497,536
Insured - Hospital — 1.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 251,235
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	1,500	1,636,785
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	5,000	5,341,000

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	$5,000	$ 5,577,950
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	1,000	1,159,260
		$ 13,966,230
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 552,255
		$ 552,255
Insured - Special Tax Revenue — 7.2%
Hamilton County, OH, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/24	$3,665	$ 3,574,364
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	19,335	12,044,545
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,729,848
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	842,640
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	21,500,820
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	385,354
(AGC), 0.00%, 7/1/27	1,120	991,861
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,268,805
		$ 58,338,237
Insured - Transportation — 5.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/53	$6,000	$ 1,488,600
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,782,000
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,113,870
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,573,366
(XLCA), 0.00%, 9/1/25	1,950	1,830,192
(XLCA), 0.00%, 9/1/26	1,000	901,840
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	25,432,220
		$ 44,122,088
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 4.7%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.25%, 1/1/58	$7,000	$ 7,548,310
Chicago, IL, Water Revenue, (AGM), 5.25%, 11/1/53	1,000	1,085,140
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	10,532,300
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,739,117
Lauderhill, FL, Water and Sewer Revenue, (AGM), 5.00%, 10/1/53	1,520	1,627,099
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,264,010
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,503,360
(AGM), 5.00%, 7/1/32	2,845	2,852,312
(AGM), 5.00%, 7/1/33	2,435	2,439,554
(AGM), 5.00%, 7/1/35	2,970	2,976,296
(AGM), 5.00%, 7/1/37	2,435	2,438,774
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,113,622
		$ 38,119,894
Lease Revenue/Certificates of Participation — 4.0%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$5,430	$ 5,199,822
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	3,750	3,848,363
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,454,230
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	130,198
5.00%, 6/15/44	5,535	5,540,922
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,093,000
		$ 32,266,535
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,400	$ 6,061,504
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	2,000	2,113,320
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,296,950
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,556,220

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$4,520	$ 4,842,412
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,347,357
		$ 25,217,763
Senior Living/Life Care — 1.0%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(5)	$410	$ 400,021
Green Bonds, 5.00%, 11/15/46(5)	565	511,709
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	150,603
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	525,509
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(5)	310	308,500
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,755,800
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	2,500	2,218,625
		$ 7,870,767
Special Tax Revenue — 18.6%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,795,550
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	4,500	5,021,550
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	4,000	3,903,760
5.25%, 7/1/33	750	885,698
Michigan, Trunk Line Revenue, 5.25%, 11/15/49(1)	10,000	11,249,000
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,059,700
4.00%, 8/1/39(1)	5,000	5,004,850
4.00%, 2/1/43	9,000	9,057,870
5.00%, 11/1/46(1)	5,000	5,427,150
5.00%, 2/1/47	5,000	5,387,900
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,141,570
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	9,100	8,868,314
4.00%, 3/15/47	3,500	3,413,585
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,716,920
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue: (continued)
5.00%, 3/15/43(1)	$6,000	$ 6,315,060
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	2,800	2,711,296
4.00%, 3/15/45	2,215	2,150,809
Green Bonds, 4.00%, 3/15/50	2,980	2,848,850
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,974,860
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,356,550
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	6,024,540
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,819,606
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,938,050
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	11,004,800
		$ 151,077,838
Transportation — 15.6%
Atlanta, GA, Airport General Revenue, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 10,849,600
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	10,849,600
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	5,665	5,665,283
(AMT), 5.00%, 11/15/53	3,920	4,119,646
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,071,360
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	11,063,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	7,145	7,537,832
Massachusetts, (Rail Enhancement Program), Sustainablility Bonds, 5.00%, 6/1/53(1)	10,000	10,739,500
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	730	752,192
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/51	5,000	4,669,250
(AMT), 5.25%, 10/1/53	2,000	2,143,420
New Jersey Turnpike Authority, 5.25%, 1/1/52	2,500	2,739,350
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	960	1,064,535
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,175,920

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Texas Tollway Authority: (continued)
5.00%, 1/1/48	$7,500	$ 7,656,600
Oklahoma Turnpike Authority, 5.50%, 1/1/53	8,335	9,224,761
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	7,000	7,529,200
5.25%, 12/1/52	2,600	2,846,298
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,532,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,767,718
		$ 126,997,665
Water and Sewer — 0.5%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$820	$ 894,308
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,294,060
		$ 4,188,368
Total Tax-Exempt Municipal Obligations (identified cost $1,102,251,442)		$1,132,524,270

Taxable Municipal Obligations — 0.0%(3)
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%(3)
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 228,420
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	120	119,237
Total Taxable Municipal Obligations (identified cost $350,000)		$ 347,657

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$719	$ 703,214
Total Trust Units (identified cost $723,994)		$ 703,214
Total Investments — 141.0% (identified cost $1,120,086,546)		$1,145,173,718
Other Assets, Less Liabilities — (41.0)%		$ (333,224,991)
Net Assets — 100.0%		$ 811,948,727
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
(3)	Amount is less than 0.05%.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,220,230 or 0.2% of the Fund's net assets.
At March 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	23.2%
New York	15.7%
Others, representing less than 10% individually	60.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 9.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 129.3%
Security	Principal Amount (000's omitted)	Value
Education — 7.8%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,208,861
Green Bonds, 5.00%, 10/1/48	3,000	3,121,980
California State University, 5.00%, 11/1/41(1)	2,000	2,069,760
University of California, 5.00%, 5/15/46(1)	12,050	12,415,115
		$ 19,815,716
Electric Utilities — 4.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,101,640
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 8/15/50(1)	7,000	7,576,800
Green Bonds, 5.00%, 8/15/53	1,000	1,106,580
		$ 10,785,020
General Obligations — 53.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,038,100
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,166,868
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,231,142
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,686,687
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,395,310
California:
4.75%, 12/1/42	3,000	3,155,280
5.00%, 9/1/52(1)	10,000	10,910,000
5.25%, 9/1/53(1)	10,000	11,259,400
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49(1)	11,900	11,911,424
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,368,401
4.125%, 8/1/47	1,000	1,007,360
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	1,000	1,037,630
5.00%, 9/1/49	1,440	1,596,701
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,735,190
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/53	7,430	8,314,987
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	$7,200	$ 7,105,032
Pasadena Area Community College District, CA, (Election of 2022), 4.00%, 8/1/52	3,750	3,700,537
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	382,160
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,676,489
San Diego Unified School District, CA, (Election of 2022), Sustainablility Bonds, 5.00%, 7/1/48(1)	10,000	11,232,100
San Jose, CA, 5.00%, 9/1/49(1)	10,000	10,677,600
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,450	9,474,664
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,063,880
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	1,014,450
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	3,005,910
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,421,500
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,226,054
		$ 135,794,856
Hospital — 10.6%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,823,598
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,131,150
5.00%, 11/15/35	3,040	3,041,611
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	6,900	6,922,149
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	5,250	5,080,110
		$ 26,998,618
Housing — 5.1%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 374,096
Social Bonds, 5.25%, 8/15/53	900	936,378
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,038,400

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(2)	$2,680	$ 1,905,587
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,751,059
		$ 13,005,520
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,713,371
		$ 3,713,371
Insured - General Obligations — 14.7%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,348,844
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,152,960
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	331,780
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	819,740
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,077,750
(BAM), 5.25%, 8/1/53	2,750	2,991,587
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	567,683
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	3,500	3,591,980
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,715,925
(BAM), 5.50%, 8/1/53	1,500	1,702,005
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	1,001,260
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,952,331
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	570,817
(BAM), 4.50%, 11/1/52	4,500	4,585,725
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,003,460
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	760,762
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/25	$3,955	$ 3,774,692
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,676,900
		$ 37,626,201
Insured - Hospital — 1.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,220	$ 4,231,015
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	160	173,747
		$ 4,404,762
Insured - Special Tax Revenue — 1.7%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AGM), 5.00%, 8/1/43	$2,145	$ 2,394,399
(AGM), 5.25%, 8/1/53	1,815	2,000,003
		$ 4,394,402
Insured - Transportation — 2.5%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/51	$8,065	$ 2,228,924
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	1,000	1,081,200
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	3,520	3,187,255
		$ 6,497,379
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,768,445
		$ 1,768,445
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,056,660
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,786,741
		$ 2,843,401
Senior Living/Life Care — 1.3%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$3,105	$ 2,918,079

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(2)	$105	$ 102,630
Green Bonds, 5.00%, 11/15/46(2)	450	407,556
		$ 3,428,265
Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$3,645	$ 3,659,908
		$ 3,659,908
Transportation — 13.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$3,000	$ 2,978,400
(LOC: Barclays Bank PLC), 3.80%, 4/1/55(3)	1,000	1,000,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(1)	10,000	10,408,500
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	3,994,575
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,183,200
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,545,300
		$ 34,109,975
Water and Sewer — 8.6%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(1)	$12,000	$ 13,313,520
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,511,850
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,219,570
		$ 22,044,940
Total Tax-Exempt Municipal Obligations (identified cost $325,475,835)		$ 330,890,779

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,415	$ 1,221,697
		$ 1,221,697
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.9%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 697,520
2.951%, 8/1/51	1,400	941,402
Ohlone Community College District, CA, 2.443%, 8/1/35	535	427,385
Robla School District, CA, 2.602%, 8/1/40	615	449,442
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,607,460
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	827,865
		$ 4,951,074
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$980	$ 730,894
		$ 730,894
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,539,350
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	873,750
		$ 4,413,100
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 768,570
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	693,287
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,566,300
		$ 3,028,157
Total Taxable Municipal Obligations (identified cost $19,215,288)		$ 14,344,922

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 803,682
Total Trust Units (identified cost $817,039)		$ 803,682
Total Investments — 135.2% (identified cost $345,508,162)		$ 346,039,383
Other Assets, Less Liabilities — (35.2)%		$ (90,121,534)
Net Assets — 100.0%		$ 255,917,849
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $3,637,470 or 1.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2024.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 18.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 7.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 851,758
		$ 851,758
Other — 0.7%
YMCA of Greater New York, 2.303%, 8/1/26	$1,500	$ 1,377,813
		$ 1,377,813
Total Corporate Bonds (identified cost $2,730,368)		$ 2,229,571

Tax-Exempt Municipal Obligations — 139.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 147,840
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,956,824
		$ 3,104,664
Education — 6.6%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 187,350
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	375	391,744
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	701,820
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,174,206
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	7,000	6,735,330
5.00%, 7/1/53	1,235	1,331,947
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,250	1,268,912
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	410,483
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	400,325
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
5.00%, 10/15/49	$80	$ 78,992
		$ 12,681,109
Electric Utilities — 11.8%
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$7,500	$ 8,289,900
New York Power Authority, Green Bonds, 4.00%, 11/15/50(1)	11,500	11,170,870
Utility Debt Securitization Authority, NY:
Green Bonds, 5.00%, 12/15/49	2,000	2,189,520
Green Bonds, 5.00%, 12/15/50	1,000	1,104,800
		$ 22,755,090
General Obligations — 16.8%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 790,334
New York, 5.00%, 3/15/41	4,065	4,631,336
New York, NY:
4.00%, 4/1/50	2,000	1,942,180
5.00%, 8/1/47(1)	10,000	10,694,900
5.00%, 8/1/51(1)	10,000	10,725,200
Puerto Rico, 4.00%, 7/1/46	1,000	920,860
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	622,069
0.05%, 6/15/36	950	589,655
0.05%, 6/15/37	950	554,031
0.05%, 6/15/38	950	516,848
0.05%, 6/15/39	695	357,807
		$ 32,345,220
Hospital — 4.8%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 3.375%, 10/1/40	$1,500	$ 1,290,210
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,042,350
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,604,218
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,463,949

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	$2,330	$ 2,461,109
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,454,865
		$ 9,316,701
Housing — 8.5%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,076,150
3.40%, 11/1/39	1,000	890,960
3.55%, 11/1/44	1,115	984,077
3.80%, 11/1/43	1,675	1,573,579
4.05%, 11/1/41	2,030	2,030,832
4.95%, 11/1/58	1,000	1,020,030
Sustainability Bonds, 3.70%, 11/1/38	850	821,338
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.42%, 5/1/50(3)	2,000	2,000,000
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	874,889
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	490,925
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	1,001,400
New York Mortgage Agency, Sustainability Bonds, 5.00%, 10/1/53	2,500	2,565,025
		$ 16,329,205
Industrial Development Revenue — 3.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	$895	$ 1,057,523
5.50%, 10/1/37	1,440	1,727,151
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,033,240
(AMT), 5.00%, 10/1/40	2,665	2,765,177
(AMT), 6.00%, 4/1/35	760	863,360
		$ 7,446,451
Insured - Education — 0.8%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,345	$ 1,619,380
		$ 1,619,380
Insured - Electric Utilities — 2.5%
New York Power Authority, Green Transmission Revenue:
(AGM), 4.00%, 11/15/47	$3,750	$ 3,681,825
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
New York Power Authority, Green Transmission Revenue: (continued)
(AGM), 5.00%, 11/15/48	$1,000	$ 1,105,810
		$ 4,787,635
Insured - General Obligations — 5.0%
Nassau County, NY:
(AGM), 4.00%, 4/1/47	$2,125	$ 2,053,451
(AGM), 5.00%, 7/1/40(1)	7,110	7,532,476
		$ 9,585,927
Insured - Hospital — 0.1%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	$250	$ 289,815
		$ 289,815
Insured - Lease Revenue/Certificates of Participation — 1.8%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,510,828
		$ 3,510,828
Insured - Other Revenue — 2.0%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,855,418
		$ 3,855,418
Insured - Transportation — 3.7%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$6,000	$ 5,745,600
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,436,400
		$ 7,182,000
Other Revenue — 1.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 2,028,640
		$ 2,028,640
Senior Living/Life Care — 1.2%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/36	$970	$ 994,386

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	$25	$ 21,654
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,233,420
		$ 2,249,460
Special Tax Revenue — 38.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$3,010	$ 2,395,930
4.00%, 5/1/45	1,000	983,770
5.00%, 2/1/47	5,000	5,387,900
5.00%, 5/1/53(1)	10,000	10,742,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,800,900
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	1,993,760
4.00%, 3/15/49	1,000	976,170
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,772,900
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	2,500	2,550,325
4.00%, 3/15/45	4,000	3,933,320
5.00%, 3/15/48	1,850	2,026,194
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,157,430
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,514,315
Triborough Bridge and Tunnel Authority, NY:
Series 2021C, 5.00%, 5/15/51	3,000	3,189,000
Green Bonds, 5.25%, 11/15/42	1,000	1,146,770
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,321,700
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,510	2,458,168
4.00%, 5/15/54	670	643,066
4.125%, 5/15/64	2,000	1,930,600
		$ 74,924,218
Transportation — 18.2%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,666,649
Green Bonds, 4.00%, 11/15/45	1,000	960,720
Green Bonds, 4.75%, 11/15/45	1,205	1,241,632
New York Thruway Authority, 4.00%, 1/1/45	2,625	2,556,251
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 6.00%, 6/30/54	$1,925	$ 2,134,613
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	808,213
(AMT), 5.00%, 7/1/41	2,150	2,135,638
(AMT), 5.00%, 7/1/46	1,000	986,400
(AMT), 5.25%, 1/1/50	1,240	1,240,967
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,200	3,060,032
(AMT), 4.00%, 12/1/42	1,000	934,370
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	1,250	1,373,863
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	16,018,500
		$ 35,117,848
Water and Sewer — 10.5%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,037,594
5.00%, 6/15/47(1)	4,000	4,352,600
5.00%, 6/15/51(1)	10,000	10,669,800
5.25%, 6/15/48	2,000	2,234,600
		$ 20,294,594
Total Tax-Exempt Municipal Obligations (identified cost $268,489,190)		$ 269,424,203

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 236,460
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,428,440
		$ 1,664,900
Special Tax Revenue — 1.5%
Metropolitan Transportation Authority, NY, Payroll Mobility Tax Revenue, 5.37%, 12/19/24	$2,000	$ 1,999,180

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$1,000	$ 986,100
		$ 2,985,280
Total Taxable Municipal Obligations (identified cost $5,217,540)		$ 4,650,180

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 803,682
Total Trust Units (identified cost $817,039)		$ 803,682
Total Investments — 143.7% (identified cost $277,254,137)		$ 277,107,636
Other Assets, Less Liabilities — (43.7)%		$ (84,214,594)
Net Assets — 100.0%		$ 192,893,042
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $2,552,050 or 1.3% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2024, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 8.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Statements of Assets and Liabilities (Unaudited)

	March 31, 2024
	Municipal Fund	California Fund	New York Fund
Assets
Investments:
Identified cost	$ 1,120,086,546	$ 345,508,162	$ 277,254,137
Unrealized appreciation (depreciation)	25,087,172	531,221	(146,501)
Investments, at value	$1,145,173,718	$346,039,383	$277,107,636
Restricted cash	$ 2,250,000	$ —	$ —
Interest receivable	13,215,237	3,308,791	3,179,438
Receivable for investments sold	84,466	—	539,230
Trustees' deferred compensation plan	281,883	94,677	69,251
Total assets	$1,161,005,304	$349,442,851	$280,895,555
Liabilities
Payable for floating rate notes issued	$ 334,370,159	$ 91,609,411	$ 86,414,937
Payable for when-issued securities	6,628,468	—	—
Due to custodian	3,241,995	862,252	425,073
Payable to affiliates:
Investment adviser fee	585,776	182,062	142,881
Trustees' deferred compensation plan	281,883	94,677	69,251
Interest expense and fees payable	3,669,249	651,748	848,285
Accrued expenses	279,047	124,852	102,086
Total liabilities	$ 349,056,577	$ 93,525,002	$ 88,002,513
Net Assets	$ 811,948,727	$255,917,849	$192,893,042
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 711,532	$ 246,729	$ 179,613
Additional paid-in capital	881,899,948	307,340,617	227,918,886
Accumulated loss	(70,662,753)	(51,669,497)	(35,205,457)
Net Assets	$ 811,948,727	$255,917,849	$192,893,042
Common Shares Issued and Outstanding	71,153,184	24,672,939	17,961,289
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.41	$ 10.37	$ 10.74

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2024
	Municipal Fund	California Fund	New York Fund
Investment Income
Interest income	$ 25,415,621	$ 7,257,195	$ 5,900,572
Total investment income	$25,415,621	$ 7,257,195	$ 5,900,572
Expenses
Investment adviser fee	$ 3,430,707	$ 1,062,858	$ 824,691
Trustees’ fees and expenses	37,763	11,835	9,286
Custodian fee	95,592	29,902	24,957
Transfer and dividend disbursing agent fees	9,697	9,077	9,022
Legal and accounting services	71,565	62,568	58,132
Printing and postage	84,773	17,000	14,417
Interest expense and fees	6,984,651	2,005,572	1,734,651
Miscellaneous	48,267	33,277	28,227
Total expenses	$10,763,015	$ 3,232,089	$ 2,703,383
Net investment income	$14,652,606	$ 4,025,106	$ 3,197,189
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (825,906)	$ (1,950,531)	$ (2,410,968)
Net realized loss	$ (825,906)	$ (1,950,531)	$ (2,410,968)
Change in unrealized appreciation (depreciation):
Investments	$ 65,302,422	$ 22,671,551	$ 21,421,502
Net change in unrealized appreciation (depreciation)	$65,302,422	$22,671,551	$21,421,502
Net realized and unrealized gain	$64,476,516	$20,721,020	$19,010,534
Net increase in net assets from operations	$79,129,122	$24,746,126	$22,207,723

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,652,606	$ 4,025,106	$ 3,197,189
Net realized loss	(825,906)	(1,950,531)	(2,410,968)
Net change in unrealized appreciation (depreciation)	65,302,422	22,671,551	21,421,502
Net increase in net assets from operations	$ 79,129,122	$ 24,746,126	$ 22,207,723
Distributions to common shareholders	$ (17,098,110)*	$ (4,996,270)*	$ (3,723,375)*
Net increase in net assets	$ 62,031,012	$ 19,749,856	$ 18,484,348
Net Assets
At beginning of period	$ 749,917,715	$ 236,167,993	$ 174,408,694
At end of period	$811,948,727	$255,917,849	$192,893,042
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Statements of Changes in Net Assets — continued

Year Ended September 30, 2023
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 27,875,026	$ 8,112,455	$ 6,233,773
Net realized loss	(23,640,552)	(5,141,517)	(6,371,605)
Net change in unrealized appreciation (depreciation)	3,261,365	2,102,260	2,901,954
Net increase in net assets from operations	$ 7,495,839	$ 5,073,198	$ 2,764,122
Distributions to common shareholders	$ (27,527,620)	$ (7,743,226)	$ (6,401,404)
Tax return of capital to common shareholders	$ (2,411,030)	$ (1,213,051)	$ —
Capital share transactions:
Cost of shares repurchased (see Note 5)	$ (8,115,776)	$ —	$ —
Net decrease in net assets from capital share transactions	$ (8,115,776)	$ —	$ —
Net decrease in net assets	$ (30,558,587)	$ (3,883,079)	$ (3,637,282)
Net Assets
At beginning of year	$ 780,476,302	$ 240,051,072	$ 178,045,976
At end of year	$749,917,715	$236,167,993	$174,408,694

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2024
	Municipal Fund	California Fund	New York Fund
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 79,129,122	$ 24,746,126	$ 22,207,723
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(134,009,491)	(61,058,644)	(49,509,739)
Investments sold	169,335,871	65,636,427	57,753,903
Net amortization/accretion of premium (discount)	(901,500)	552,681	181,578
Decrease (increase) in interest receivable	(764,050)	106,924	(193,573)
Decrease in Trustees’ deferred compensation plan	7,247	1,288	1,650
Increase (decrease) in payable to affiliate for investment adviser fee	(12,236)	4,288	(257)
Increase (decrease) in interest expense and fees payable	225,224	(134,736)	76,013
Decrease in payable to affiliate for Trustees' deferred compensation plan	(7,247)	(1,288)	(1,650)
Decrease in accrued expenses	(25)	(34,326)	(36,693)
Net change in unrealized (appreciation) depreciation from investments	(65,302,422)	(22,671,551)	(21,421,502)
Net realized loss from investments	825,906	1,950,531	2,410,968
Net cash provided by operating activities	$ 48,526,399	$ 9,097,720	$ 11,468,421
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (17,098,110)	$ (4,996,270)	$ (3,723,375)
Proceeds from secured borrowings	8,000,000	17,600,000	—
Repayment of secured borrowings	(40,440,000)	(22,340,000)	(8,000,000)
Increase (decrease) in due to custodian	1,011,711	(11,450)	254,954
Net cash used in financing activities	$ (48,526,399)	$ (9,747,720)	$(11,468,421)
Net decrease in cash and restricted cash	$ —	$ (650,000)	$ —
Cash and restricted cash at beginning of period	$ 2,250,000	$ 650,000	$ —
Cash and restricted cash at end of period	$ 2,250,000	$ —	$ —
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 6,759,427	$ 2,140,308	$ 1,658,638

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.540	$ 10.850	$ 13.950	$ 14.050	$ 13.980	$ 12.940
Income (Loss) From Operations
Net investment income(1)	$ 0.206	$ 0.390	$ 0.522	$ 0.593	$ 0.571	$ 0.522
Net realized and unrealized gain (loss)	0.904	(0.296)	(3.073)	(0.098)	0.033	0.982
Total income (loss) from operations	$ 1.110	$ 0.094	$ (2.551)	$ 0.495	$ 0.604	$ 1.504
Less Distributions
From net investment income	$ (0.240)*	$ (0.385)	$ (0.549)	$ (0.595)	$ (0.563)	$ (0.517)
Tax return of capital	—	(0.034)	—	—	—	—
Total distributions	$ (0.240)	$ (0.419)	$ (0.549)	$ (0.595)	$ (0.563)	$ (0.517)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ 0.015	$ —	$ —	$ —	$ 0.022
Discount on tender offer(1)	$ —	$ —	$ —	$ —	$ 0.029	$ 0.031
Net asset value — End of period	$ 11.410	$ 10.540	$ 10.850	$ 13.950	$ 14.050	$ 13.980
Market value — End of period	$ 10.350	$ 8.960	$ 9.680	$ 13.380	$ 13.170	$ 12.960
Total Investment Return on Net Asset Value(2)	10.88% (3)	1.30%	(18.50)%	3.75%	4.99%	12.72%
Total Investment Return on Market Value(2)	18.31% (3)	(3.47)%	(24.19)%	6.16%	6.15%	17.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$811,949	$749,918	$780,476	$1,003,822	$1,011,234	$1,114,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.95% (4)	1.05%	1.09%	1.09%	1.13%	1.11%
Interest and fee expense(5)	1.75% (4)	2.12%	0.78%	0.41%	1.05%	1.51%
Total expenses	2.70% (4)	3.17%	1.87%	1.50%	2.18%	2.62%
Net investment income	3.67% (4)	3.44%	4.12%	4.18%	4.09%	3.89%
Portfolio Turnover	11% (3)	52%	35%	10%	7%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.570	$ 9.730	$ 12.470	$ 12.660	$ 12.570	$ 11.780
Income (Loss) From Operations
Net investment income(1)	$ 0.163	$ 0.329	$ 0.434	$ 0.503	$ 0.473	$ 0.438
Net realized and unrealized gain (loss)	0.840	(0.126)	(2.730)	(0.190)	0.080	0.802
Total income (loss) from operations	$ 1.003	$ 0.203	$ (2.296)	$ 0.313	$ 0.553	$ 1.240
Less Distributions
From net investment income	$ (0.203)*	$ (0.314)	$ (0.448)	$ (0.503)	$ (0.463)	$ (0.454)
Tax return of capital	—	(0.049)	(0.011)	—	—	(0.020)
Total distributions	$ (0.203)	$ (0.363)	$ (0.459)	$ (0.503)	$ (0.463)	$ (0.474)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ 0.015	$ —	$ —	$ 0.024
Net asset value — End of period	$ 10.370	$ 9.570	$ 9.730	$ 12.470	$ 12.660	$ 12.570
Market value — End of period	$ 9.450	$ 8.120	$ 8.510	$ 11.940	$ 11.360	$ 11.330
Total Investment Return on Net Asset Value(2)	10.81% (3)	2.50%	(18.37)%	2.78%	4.93%	11.54%
Total Investment Return on Market Value(2)	19.02% (3)	(0.56)%	(25.43)%	9.67%	4.46%	18.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,918	$236,168	$240,051	$311,635	$316,361	$314,277
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.98% (4)	1.07%	1.14%	1.11%	1.12%	1.15%
Interest and fee expense(5)	1.60% (4)	1.97%	0.85%	0.40%	1.00%	1.59%
Total expenses	2.58% (4)	3.04%	1.99%	1.51%	2.12%	2.74%
Net investment income	3.21% (4)	3.22%	3.81%	3.96%	3.76%	3.61%
Portfolio Turnover	13% (3)	37%	43%	19%	20%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.710	$ 9.910	$ 13.270	$ 13.250	$ 13.480	$ 12.770
Income (Loss) From Operations
Net investment income(1)	$ 0.178	$ 0.347	$ 0.424	$ 0.492	$ 0.490	$ 0.476
Net realized and unrealized gain (loss)	1.059	(0.191)	(3.377)	0.037	(0.236)	0.745
Total income (loss) from operations	$ 1.237	$ 0.156	$ (2.953)	$ 0.529	$ 0.254	$ 1.221
Less Distributions
From net investment income	$ (0.207)*	$ (0.356)	$ (0.418)	$ (0.498)	$ (0.484)	$ (0.497)
Tax return of capital	—	—	—	(0.011)	—	(0.014)
Total distributions	$ (0.207)	$ (0.356)	$ (0.418)	$ (0.509)	$ (0.484)	$ (0.511)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ 0.011	$ —	$ —	$ —
Net asset value — End of period	$ 10.740	$ 9.710	$ 9.910	$ 13.270	$ 13.250	$ 13.480
Market value — End of period	$ 9.710	$ 8.290	$ 8.450	$ 12.270	$ 11.800	$ 12.440
Total Investment Return on Net Asset Value(2)	13.05% (3)	1.82%	(22.30)%	4.34%	2.37%	10.25%
Total Investment Return on Market Value(2)	19.72% (3)	1.95%	(28.32)%	8.30%	(1.21)%	17.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,893	$174,409	$178,046	$240,448	$240,042	$244,319
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.02% (4)	1.11%	1.07%	1.06%	1.09%	1.10%
Interest and fee expense(5)	1.84% (4)	2.33%	0.66%	0.35%	0.93%	1.38%
Total expenses	2.86% (4)	3.44%	1.73%	1.41%	2.02%	2.48%
Net investment income	3.39% (4)	3.29%	3.55%	3.65%	3.68%	3.63%
Portfolio Turnover	14% (3)	54%	61%	15%	31%	25%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act). New York Fund is a as non-diversified, closed-end management investment company. Municipal Fund and California Fund are diversified closed-end management investment companies. The Funds' investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in their specified state and city (if any).
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at March 31, 2024. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2024, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Municipal Fund	California Fund	New York Fund
Floating Rate Notes Outstanding	$334,370,159	$ 91,609,411	$ 86,414,937
Interest Rate or Range of Interest Rates (%)	3.64 - 3.94	3.65 - 3.72	3.67 - 3.84
Collateral for Floating Rate Notes Outstanding	$454,374,565	$121,933,009	$114,758,670
In addition, at March 31, 2024, Municipal Fund pledged cash collateral of $2,250,000 for the benefit of a liquidity provider for certain Floating Rate Notes. Such collateral is reflected as restricted cash on the Statement of Assets and Liabilities.
For the six months ended March 31, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Municipal Fund	California Fund	New York Fund
Average Floating Rate Notes Outstanding	$345,035,191	$101,280,109	$ 86,245,000
Average Interest Rate	4.05%	3.96%	4.02%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Funds may treat their investments in residual interest bonds and similar financing transactions as subject to the asset

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Funds' value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Funds have opted to treat such investments as derivatives transactions. The Funds may change this approach at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. For the six months ended March 31, 2024, the amount of distributions estimated to be a tax return of capital were approximately $2,589,000, $987,000 and $555,000 for Municipal Fund, California Fund and New York Fund, respectively. The final determination of tax characteristics of a Fund's distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At September 30, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses:
Short-term	$66,373,889	$21,602,827	$15,695,787
Long-term	$30,653,215	$27,608,665	$17,601,991
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
	Municipal Fund	California Fund	New York Fund
Aggregate cost	$781,194,223	$254,020,193	$190,006,065
Gross unrealized appreciation	$ 38,932,610	$ 8,006,379	$ 6,280,608
Gross unrealized depreciation	(9,323,274)	(7,596,600)	(5,593,974)
Net unrealized appreciation	$ 29,609,336	$ 409,779	$ 686,634

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is computed at an annual rate of 0.60% of each Fund’s average weekly gross assets and is payable monthly. Gross assets of a Fund are calculated by deducting accrued liabilities of the Fund except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund and the amount of floating-rate notes included as a liability in the Fund’s Statement of Assets and Liabilities of up to $801,875,000 for Municipal Fund, $228,750,000 for California Fund and $165,000,000 for New York Fund, and (ii) the amount of any outstanding preferred shares issued by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2024, the investment adviser fees were as follows:
	Municipal Fund	California Fund	New York Fund
Investment Adviser Fee	$3,430,707	$1,062,858	$824,691
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2024 were as follows:
	Municipal Fund	California Fund	New York Fund
Purchases	$126,387,993	$47,193,518	$37,991,652
Sales	$145,508,514	$65,636,427	$42,048,448
5  Common Shares of Beneficial Interest
The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2024 and the year ended September 30, 2023 pursuant to such plans.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2024. During the year ended September 30, 2023, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:
Year Ended September 30, 2023
Municipal Fund
Common shares repurchased	800,000
Cost, including brokerage commissions, of common shares repurchased	$8,115,776
Average price per share	$ 10.14
Weighted average discount per share to NAV	11.58%
There were no repurchases of common shares by California Fund and New York Fund for the year ended September 30, 2023.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one entity owned 20.0% of Municipal Fund's common shares, three affiliated entities and two affiliated entities each owned more than 10% of California Fund's common shares aggregating 23.6%, and three affiliated entities and two affiliated entities each owned more than 10% of New York Fund's common shares aggregating 27.7%.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,763,643	$ —	$ 8,763,643
Tax-Exempt Mortgage-Backed Securities	—	2,834,934	—	2,834,934
Tax-Exempt Municipal Obligations	—	1,132,524,270	—	1,132,524,270
Taxable Municipal Obligations	—	347,657	—	347,657
Trust Units	—	703,214	—	703,214
Total Investments	$ —	$1,145,173,718	$ —	$1,145,173,718
California Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 330,890,779	$ —	$ 330,890,779
Taxable Municipal Obligations	—	14,344,922	—	14,344,922
Trust Units	—	803,682	—	803,682
Total Investments	$ —	$ 346,039,383	$ —	$ 346,039,383
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,229,571	$ —	$ 2,229,571
Tax-Exempt Municipal Obligations	—	269,424,203	—	269,424,203
Taxable Municipal Obligations	—	4,650,180	—	4,650,180
Trust Units	—	803,682	—	803,682
Total Investments	$ —	$ 277,107,636	$ —	$ 277,107,636

Eaton Vance
Municipal Bond Funds
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Subsequent Event
On May 6, 2024, Municipal Fund announced that its Board of Trustees approved a cash tender offer for up to 20% of its outstanding common shares at a price per share equal to 98% of the Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. The tender offer is expected to begin on or about June 7, 2024 and expire at 5:00 P.M. Eastern Time on or about July 9, 2024, unless extended.
The Board of Trustees also authorized Municipal Fund to conduct two conditional cash tender offers, for up to 5% of Municipal Fund's outstanding common shares at the tender price as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires, to follow the initial tender offer, provided certain conditions are met.

Eaton Vance
Municipal Bond Funds
March 31, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC ("EQ"), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Funds' Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds' repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds' annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC ("EQ")
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7727    3.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 17, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 17, 2024